Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the Securities Exchange Commission (the “SEC”).

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Noncontrolling interest

Noncontrolling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and consolidated statements of operations and comprehensive income are attributed to controlling and non-controlling interests.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. There were no significant accounting estimates for the years ended December 31, 2025, 2024 and 2023.

Foreign currency translation

Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet.

The reporting currency of the Company is U.S. dollars (“USD” or “$”) and the accompanying consolidated financial statements have been expressed in USD.

In general, assets and liabilities of the Company whose functional currency is not the USD, are translated into USD, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of the Company is recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity.

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	December 31, 2025	December 31, 2024
VND exchange rate for balance sheet items, except for equity accounts	26,291	25,488
RMB exchange rate for balance sheet items, except for equity accounts	6.9956	7.2985
	For the Year Ended December 31,
	2025	2024	2023
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,004	25,056	24,270
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.1876	7.1887	n/a

No representation is made that the VND and RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Fair value of financial instruments

Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value.

The Company’s financial instruments approximate their fair values because of the short-term nature of these instruments. Warrants (Note 15 and Note 16) and Earnout Shares (Note 15) were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy.

Cash	Cash Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdraw and use.
Restricted cash, current and non-current

Restricted cash, current and non-current

As of December 31, 2025 and 2024, the restricted cash represented bank deposits pledged for a bank borrowing. The current restricted cash was restricted from withdrawal for a period less than 12 months from the date of deposit. The non-current restricted cash was restricted from withdrawal for a period of more than 12 months from the date of deposit.

Accounts receivable, net

Accounts receivable, net

Accounts receivables are recorded at the gross amount less an allowance for expected credit losses and do not bear interest.

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance had no impact on the consolidated balance sheets or consolidated statements of operations and comprehensive income.

The management maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations and comprehensive income. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2025 and 2024, the Company did not record allowance for expected credit losses.

Prepayments and prepayments to a related party

Prepayments and prepayments to a related party

The prepayments represented advance payments for raw materials for the cell and module production. The Company initially recognizes prepayments when cash is advanced to suppliers. Subsequently, the Company derecognizes and reclassifies prepayments to inventories when control over the assets is transferred to and obtained by the Company.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the moving weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand, and specific customer requirements. The Company takes ownership, risks, and rewards of the products. Write downs are recorded in “Cost of revenues” in the consolidated statements of operations and comprehensive income. For the years ended December 31, 2025, 2024 and 2023, the Company provided inventory provision of $2,862,847, $2,536,668 and $nil, respectively.

Deposits for property and equipment

Deposits for property and equipment

The deposits for property and equipment represented advance payments for construction of plants and for machinery to be installed in the plants. The Company initially recognizes deposits for property and equipment when cash is advanced to suppliers. Subsequently, the Company derecognizes and reclassifies deposits for property and equipment to property and equipment when control over these construction services and machinery is transferred to and obtained by the Company.

Property and equipment, net

Property and equipment, net

Property and equipment primarily consist of building, machinery, office equipment, vehicle, and construction in progress. Building, machinery, office equipment and vehicles are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with nil residual value rate based on the estimated useful lives. The useful lives of property and equipment are as follows:

Building	5 – 25 years
Machinery	2 – 6 years
Office equipment	2 – 5 years
Vehicle	5 – 6 years
Leasehold improvement	Shorter of lease term and 10 years

The construction in progress was not depreciated until completion of construction and ready for use. Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flow expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2025, 2024 and 2023.

Revenue recognition

Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) since its setup. In accordance with ASC 606, revenue is recognized when the control of the promised goods or services is transferred to the customers, and the performance obligations under the contract have been satisfied, in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Sales of solar cells

The Company officially commenced sales of solar cells to customers in the second half of 2023. The Company recognizes revenue generated from sales of solar cells at a point in time following the transfer of control of the solar cells to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The transaction price was fixed in the contracts with customers. No variable considerations, significant financing component or payable to customers were identified in contracts with the customer. The contracts with customers may contain provisions that require the Company to make liquidated damage payments to the customer if the Company fails to ship or deliver solar cells before scheduled dates. The Company recognizes these liquidated damages as a reduction of revenue. For the years ended December 31, 2025, 2024 and 2023, the Company did not incur such liquidation damages.

Customers are generally required to make prepayment ranging between 30% and 100% of contract value. Payments received in advance from customers are recorded as “contract liabilities” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the solar cells to its customers. In cases where transaction prices are collected after the sales, accounts receivable are recognized when revenue is recognized. Accounts receivable is generally due within 60 days from delivery of solar cells.

Sales agreements typically contain the assurance-type customary product warranties if defects in solar cells exceeds agreed percentage of delivered quantity. The percentage varies among different customers. The assurance-type product warranties are subject to ASC 450, Contingencies. As of December 31, 2025 and 2024, the Company did not accrue warranty liabilities.

Sales of solar modules

In addition, the Company commenced sales of solar modules to a related party customer in the year ended December 31, 2025. The Company recognizes revenue generated from sales of solar modules at a point in time following the transfer of control of the solar modules to the customers, which typically occurs upon shipment or delivery depending on the terms of the underlying contracts. The transaction price was fixed in the contracts with customers. No variable consideration, significant financing component or payable to customers were identified in contracts with the customer.

The related party customer is required to make prepayment of 10% of contract value. Payments received in advance from customers are recorded as “contract liabilities” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the solar modules to its customers. The remaining 90% of the contract value is recognized as accounts receivable when revenue is recognized. Accounts receivable is generally due within 60 days from delivery of solar modules.

In addition, the Company did not provide warranties to the customer.

Provision of facilitation services

The Company provided facilitation services for customers’ solar cell and solar module products. The Company is an agent in facilitation services, as it did not bear inventory risks or determine the product selling price in provision of services. The Company identifies one performance obligation in the agreements with customers. The commission rate and the amount of customers’ solar cell and solar module products sold are both explicitly stipulated in the agreements with customers. No variable considerations, significant financing components or payable to customers were identified in contracts with the customer. The Company recognizes revenue from facilitation services for the customers’ solar cells and solar module products at a point when the end customers accept the agreed solar cell and solar module products and the customers collect the fees from end customers. The transaction prices are collected after the sales, accounts receivable are recognized when revenue is recognized. Accounts receivable is generally due within 60 days from provision of facilitation services.

During the year ended December 31, 2025, the Company provided original equipment manufacturer (OEM) services to a third-party customer. The Company manufactured solar cells under the customer’s name and recognized revenues on a net basis upon delivery of solar cells to the customer. 100% prepayment are required from the customer.

Contract liabilities

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligation. As of December 31, 2025, the Company had contract liabilities of $27,592,381 and $80,348,303 from third party customers and related party customers, respectively, which are expected to be recognized as revenues in the year ending December 31, 2026. As of December 31, 2024, the Company had contract liabilities of $3,635,144 and $20,098,561 from third party customers and related party customers, respectively, which were recognized as revenues in the year ended December 31, 2025. As of December 31, 2023, the Company had contract liabilities of $530,817 and $28,815,934 from third party customers and related party customers, respectively, which were recognized as revenues in the year ending December 31, 2024

For the years ended December 31, 2025 and 2024, the Company disaggregate revenue into three streams as the following table:

	For the Year Ended December 31,
	2025	2024	2023
Revenues to third parties:
Sales of solar cells	$252,820,255	$49,685,866	$872,666
Provision of facilitation services	3,472,551	—	—
	256,292,806	49,685,866	872,666
Revenues to related parties:
Sales of solar cells	162,249,461	123,797,048	61,504,724
Sales of solar modules	7,583,482	—	—
Provision of facilitation services	1,257,254	3,474,214	—
	171,090,197	127,271,262	61,504,724
Total revenue	$427,383,003	$176,957,128	$62,377,390

For the years ended December 31, 2025 and 2024, the movement of contract liabilities, including related parties and third parties was as follows:

	For the Year Ended December 31,
	2025	2024
Opening balance	$23,733,705	$29,346,751
Addition of contract liabilities	403,824,391	52,208,001
Revenue recognition during the year	(319,679,148)	(57,821,087)
Foreign exchange adjustment	61,736	40
Ending balance	$107,940,684	$23,733,705
Contract liabilities – third party customers	$27,592,381	$3,635,144
Contract liabilities – related party customers	$80,348,303	$20,098,561

For the year ended December 31, 2025, the contract liabilities increased by $84,206,979 primarily due to advance payment received in the current period for future sales of solar cells and modules and facilitation service fees, partially offset by the recognition of revenue from sales of cells and facilitation service fees for which payment was received in prior years. For the years ended December 31, 2025 and 2024, the Company recognized revenues of $23,733,705 and $29,346,751 which was included in the contract liabilities as of December 31, 2024 and 2023, respectively.

Cost of revenues	Cost of revenues Cost of revenue primarily consists of cost of materials, direct labor costs, and overheads which were attributable to the solar cells and solar modules sold in the relevant periods.
General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of employee salary and welfare expenses, amortization of usage of infrastructure expenses and other expenses related to administrative functions.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is more likely than not these items will be utilized against taxable income in the future. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of December 31, 2025, the Company’s income tax returns in its various tax jurisdictions remain subject to examination for periods ranging from three to five years, depending on the applicable statutes of limitations in each jurisdiction.

Earnings per Share

Earnings per Share

In accordance with ASC 260, Earnings Per Share, basic net earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method, which excluded unvested restricted shares. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s earnout shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis.

Diluted net earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Company had earnout shares, unvested restricted shares and warrants, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted net earnings per share, the effect of the earnout shares is computed using the two-class method or the as-if converted method, whichever is more dilutive. The effect of unvested restricted shares and warrants is computed using treasury stock method.

Operating leases

Operating leases

The Company leases its land use rights, which are classified as operating leases, in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate on a collateralized basis for a similar term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2025 and 2024.

Asset acquisition

Asset acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of non-cash assets given as consideration differs from the assets’ carrying amounts on the Company’s books. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Contingent consideration payable

Contingent consideration payable

Earnout share arrangement is classified as a liability or equity in accordance with ASC 480 – Distinguishing Liabilities from Equity and ASC 815 – Derivatives and Hedging, depending on the terms of the arrangement. If the arrangement is classified as a liability, it is initially measured at fair value and subsequently remeasured at each reporting date with changes in fair value recognized in earnings. If classified as equity, it is not remeasured after the initial recognition.

The fair value of contingent consideration is estimated using appropriate valuation techniques, including Monte-Carlo model, which involve significant judgment regarding future financial performance, volatility, expected years, and other assumptions.

The Company reviews and reassesses the fair value of contingent consideration at each reporting period until the contingency is resolved. Adjustments to the fair value are recorded in the consolidated statements of operations and comprehensive income under “Changes in fair value of contingent consideration payable”.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrant is outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Share-based compensation

Share-based compensation

The Company grants share options and restricted shares to its management, employees, consultants, and other non-employees. The Company measures the cost of the share options and restricted shares based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the option agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Related party transactions

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence. Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions.

Comprehensive income

Comprehensive income

A comprehensive income includes net income (loss) and other comprehensive income arising from foreign currency adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters, including, among others, government investigations, and tax matters. In accordance with ASC 450, Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Reclassification

Reclassification

Certain items in the financial statements of the comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets and total liabilities as of December 31, 2025 or on the statements of operations for the years ended December 31, 2025, 2024 and 2023.

Segment reporting

Segment reporting

The Company uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performances of the Company.

The CODM assesses performance and decides how to allocate resources for our one operating segment based on consolidated net income that is reported on the consolidated statements of operations and uses property, plant, and equipment, net, to measure segment assets. Further, the Company has also evaluated the significant segment expenses incurred by our single segment and regularly provided to the CODM. The significant segment expenses provided to the CODM are consistent with those reported on the consolidated statements of operations and include cost of sales, selling, general and administrative, research and development, interest expense, and income taxes. The CODM uses these metrics to make key operating decisions such as: approving a new product launch strategy, making significant capital expenditures, approving the design of key commercialization strategies, decisions about key personnel, and approving annual operating and capital budgets. The CODM considers budget-to-actual variances and year over year performance when making decisions supporting capital resource allocation.

Since the Company operates in one reportable segment, all financial information required can be found in the consolidated financial statements. The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the year ended December 31, 2025, 2024 and 2023.

	For the Year Ended December 31,
	2025	2024	2023
USA	$341,445,865	$5,252,064	$—
Other areas	85,937,138	171,705,064	62,377,390
Total	$427,383,003	$176,957,128	$62,377,390

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
Vietnam	$77,615,854	$110,203,576
USA	42,541,090	37,909,237
Ethiopia	142,456,332	34,488,476
Total	$262,613,276	$182,601,289

Recently issued accounting standards

Recently issued accounting standards

On December 17, 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On December 8, 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides “interim financial statements and notes in accordance with GAAP.” The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must “disclose events since the end of the last annual reporting period that have a material impact on the entity.” For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On July 30, 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. As the Company qualifies as a EGC and it made the election to use the adoption dates available to non-PBEs in its financial statements for all new or revised accounting standards, the Company decides to adopt ASU2023-09 for annual periods beginning after December 15, 2025.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company does not believe the above-mentioned recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its consolidated financial position, statements of operations and comprehensive income and cash flows.

Significant risks and uncertainties

Significant risks and uncertainties

1) Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, the Company held cash of $51,561,225 in the financial institutions, among which $4,851,332 were deposited in financial institutions located in Vietnam, $29,815,140 were deposited in financial institutions located in Singapore, $7,366,955 were deposited in financial institutions located in the USA, $1,294 were deposited financial institutions located in the Japan, $7,598,255 were deposited financial institutions located in the Ethiopia and $2,001,398 were deposited in financial institutions located in China.

Each bank account in Singapore is insured by government authority with the maximum limit of SG$100,000. Each bank account in the USA is insured by the Federal Deposit Insurance Corp. (“FDIC”) with the maximum limit of $250,000. Each bank account in Japan is insured by government authority with the maximum limit of JPY10,000,000. Each bank account in Mainland China is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $68,500). The bank accounts in Vietnam and Ethiopia are not insured.

To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in Vietnam which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

2) Foreign currency risk

The Company has contracts for the sales of products, purchases of materials and equipment which are denominated in foreign currencies, including Vietnam Dong (VND), Renminbi (RMB), Ethiopia Birr (ETB), and Singapore Dollar (SGD). For the year ended December 31, 2025, substantially all of the Company’s revenues are dominated by US Dollar. VND, the functional currency of TOYO Solar, and RMB, the functional currency of TOYO China, are not freely convertible into foreign currencies.

All foreign exchange transactions in Vietnam take place either through the State Bank of Vietnam (“SBV”) or other authorized financial institutions at exchange rates quoted by SBV. Approval of foreign currency payments by the SBV or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of VND is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the Vietnam Foreign Exchange Trading System market.

All foreign exchange transactions in China take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

3) Concentration risk

The Company commenced sales to customers in the second half of 2023. The Company has a concentration of its revenues from specific customers and accounts payable with specific vendors.

For the year ended December 31, 2025, one third party customer and one related party customer accounted for 40% and 36% of total revenues, respectively. For the year ended December 31, 2024, one related party customer and one third party customer accounted for 66% and 10% of total revenues, respectively.

As of December 31, 2025, two customers from third parties accounted for 46% and 22% of accounts receivable, respectively. As of December 31, 2024, one third party customer and one related party customer accounted for 29% and 23% of accounts receivable, respectively.

As of December 31, 2025, two suppliers from third parties accounted for 33% and 27% of accounts payable, respectively. As of December 31, 2024, two suppliers from third parties accounted for 17%, and 10% of accounts payable, respectively.

For the year ended December 31, 2025, one related party supplier accounted for 29.2% of total purchases of inventories. For the year ended December 31, 2024, one related party supplier and one third party supplier accounted for 55.0% and 16.9% of total purchases of inventories, respectively. For the year ended December 31, 2023, one related party supplier and one third party supplier accounted for 64.5% and 14.8% of total purchases of inventories, respectively.